SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Additional Paid in Capital	$ 524,276		$ 524,276		$ 512,279
Effective tax rate			25.70%	(66.40%)	101.70%
Statutory tax rate (as a percent)			21.00%	21.00%	21.00%
Roth CH Acquisition V Co.
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Additional Paid in Capital						$ 205,072
Effective tax rate	43.63%	16.19%	20.27%	(82.11%)	112.13%	36.84%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized Tax Benefits	$ 0		$ 0		$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0		$ 0		$ 0	$ 0
Number of warrants to purchase shares issued	5,980,750		5,980,750		5,980,750